Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Cost	$ 162,231	$ 147,588
Accumulated depreciation	131,572	118,132
Depreciated cost	30,659	29,456
Depreciation expenses	9,335	10,620	$ 11,845
Changes of property and equipment	1,499	586	$ 1,058
Computers, manufacturing, peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	157,528	143,522
Accumulated depreciation	128,206	115,260
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	2,754	2,372
Accumulated depreciation	1,942	1,724
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	1,949	1,694
Accumulated depreciation	$ 1,424	$ 1,148